13FCON P 4/13/04 NON-PUBLIC

CONFIDENTIAL TREATMENT DENIED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

1086

03044324

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment [ ] Amendment Number : ______
This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RBS Partners, L.P.
Address: 1 Lafayette Place
Greenwich, CT 06830

PROCESSED
FEB 04 2005
THOMSON FINANCIAL

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William C. Crowley
Title: President of General Partner
Phone: (203) 861-4600

Signature, Place, and Date of Signing:

(Signature)	Greenwich, CT (City, State)	May 14, 2003 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F Summary Page

Report Summary:

Number of Other Included Mangager:	NONE
Form 13F Information Table Entry Total:	2
Form 13F Information Table Value Total:	$214,829
	(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the maanger filing this report.

NONE

FORM 13F Information Table

Column 1:	Column 2:	Column 3:	Column 4:	Column 5:			Column 6	Column 7:	Column 8: Voting Authority		
Name of Issuer	Title of Class	CUSIP Number	Fair Market Value (x $1,000)	Shares or Principal Amount	SH/PRN	Put/Call	Investment Discretion	Other Managers	(a) Sole	(b) Shared	(c) None
Safeway	Common	786514-20-8	25,265	1,334,676	SH		DEFINED		1,334,676		
Safeway	Common	786514-20-8	137,124	7,243,724	SH		SOLE		7,243,724		
Providian Financial 3.25% 8/15/05	Bond	74406-AAA-0	8,070	10,182,770	PRN		DEFINED		10,182,770		
Providian Financial 3.25% 8/15/05	Bond	74406-AAA-0	44,370	55,987,230	PRN		SOLE		55,987,230		
		Page Total	214,829								
COLUMN TOTALS		Grand Total	214,829								